CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 95.11%
CLOSED-END FUNDS - 8.04%
CORE - 1.22%
General American Investors Company, Inc.	142,313	$3,903,646

DEVELOPED MARKET - 0.59%
Aberdeen Japan Equity Fund, Inc.	53,708	335,675
European Equity Fund, Inc. (The)	26,808	189,533
Japan Smaller Capitalization Fund, Inc.	67,473	475,685
New Germany Fund, Inc. (The)	18,970	220,242
New Ireland Fund, Inc. (The) *	42,361	261,367
Swiss Helvetia Fund, Inc. (The)	59,193	411,391
		1,893,893
DIVERSIFIED EQUITY - 0.01%
Nuveen Tax-Advantaged Total Return Strategy Fund	5,444	38,380

EMERGING MARKETS - 1.68%
Aberdeen Emerging Markets Equity Income Fund, Inc.	51,411	266,309
Central and Eastern Europe Fund, Inc. (The)	28,718	503,722
First Trust/Aberdeen Emerging Opportunity Fund	7,200	71,424
Korea Fund, Inc. (The)	4,806	107,462
Morgan Stanley China A Share Fund, Inc.	69,528	1,259,847
Morgan Stanley India Investment Fund, Inc. *	58,375	747,784
Taiwan Fund, Inc. (The)	6,665	109,639
Templeton Dragon Fund, Inc.	80,252	1,368,298
Templeton Emerging Markets Fund	82,689	921,982
		5,356,467
ENERGY MLP FUNDS - 0.02%
Salient Midstream & MLP Fund	21,447	74,636

GLOBAL - 1.71%
Aberdeen Total Dynamic Dividend Fund	228,417	1,502,984
Calamos Global Dynamic Income Fund	20,115	115,460
Clough Global Opportunities Fund	37,271	267,233
Gabelli Global Small and Mid Cap Value Trust (The)	107,149	778,973
GDL Fund (The)	181,582	1,423,603
John Hancock Hedged Equity & Income Fund	3,939	40,020

See accompanying notes to schedules of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
GLOBAL - 1.71% (Continued)
Royce Global Value Trust, Inc.	79,060	$635,642
Voya Infrastructure, Industrials and Materials Fund	85,860	698,042
		5,461,957
NATURAL RESOURCES - 0.82%
BlackRock Energy and Resources Trust	54,062	340,591
BlackRock Resources & Commodities Strategy Trust	437,699	2,206,002
First Trust Energy Infrastructure Fund	7,349	66,068
		2,612,661
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.49%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	207,600	1,548,696
Voya Asia Pacific High Dividend Equity Income Fund	597	3,886
		1,552,582
REAL ESTATE - 1.06%
Aberdeen Global Premier Properties Fund	22,300	94,552
CBRE Clarion Global Real Estate Income Fund	611,163	3,202,494
Nuveen Real Estate Income Fund	11,600	78,764
		3,375,810
SECTOR EQUITY - 0.44%
Gabelli Healthcare & WellnessRx Trust (The)	118,852	1,029,258
GAMCO Natural Resources, Gold & Income Trust	67,193	260,709
Nuveen Real Asset Income and Growth Fund	12,800	126,336
		1,416,303
UTILITY - 0.00% #
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	800	6,024

TOTAL CLOSED-END FUNDS		25,692,359

COMMUNICATION SERVICES - 10.08%
Alphabet Inc. - Class C *	12,002	13,956,046
Charter Communications, Inc. - Class A *	5,300	2,312,443
Comcast Corporation - Class A	158,000	5,432,040
Verizon Communications Inc.	117,000	6,286,410

See accompanying notes to schedules of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES - 10.08% (Continued)
Walt Disney Company (The)	44,000	$4,250,400
		32,237,339
CONSUMER DISCRETIONARY - 9.35%
Amazon.com, Inc. *	7,000	13,648,040
AutoZone, Inc. *	700	592,200
Dollar General Corporation	7,000	1,057,070
Hilton Worldwide Holdings Inc.	7,000	477,680
Home Depot, Inc. (The)	24,000	4,481,040
Lowe's Companies, Inc.	9,000	774,450
McDonald's Corporation	13,000	2,149,550
NIKE, Inc. - Class B	25,000	2,068,500
Ross Stores, Inc.	10,000	869,700
Starbucks Corporation	18,000	1,183,320
Target Corporation	12,000	1,115,640
TJX Companies, Inc. (The)	31,000	1,482,110
		29,899,300
CONSUMER STAPLES - 7.06%
Coca-Cola Company (The)	65,000	2,876,250
Costco Wholesale Corporation	14,000	3,991,820
Estée Lauder Companies, Inc. (The) - Class A	9,000	1,434,060
Monster Beverage Corporation *	3,000	168,780
Procter & Gamble Company (The)	71,000	7,810,000
Sysco Corporation	16,000	730,080
Walmart Inc.	49,000	5,567,380
		22,578,370
ENERGY - 0.62%
Exxon Mobil Corporation	42,000	1,594,740
Marathon Petroleum Corporation	16,000	377,920
		1,972,660
EXCHANGE-TRADED FUNDS - 4.85%
iShares Core S&P 500 ETF	50,000	12,920,000
SPDR S&P 500 ETF Trust	10,000	2,577,500
		15,497,500
FINANCIALS - 8.73%
Aflac Incorporated	20,000	684,800
Allstate Corporation (The)	8,000	733,840

See accompanying notes to schedules of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 8.73% (Continued)
American Express Company	16,000	$1,369,760
Aon plc	7,000	1,155,280
Bank of America Corporation	125,000	2,653,750
Berkshire Hathaway Inc. - Class B *	17,000	3,108,110
BlackRock, Inc.	4,000	1,759,880
Citigroup Inc.	78,700	3,314,844
Intercontinental Exchange, Inc.	16,000	1,292,000
JPMorgan Chase & Co.	67,000	6,032,010
Moody's Corporation	5,000	1,057,500
S&P Global Inc.	8,000	1,960,400
T. Rowe Price Group, Inc.	6,000	585,900
Truist Financial Corporation	22,000	678,480
Wells Fargo & Company	53,000	1,521,100
		27,907,654
HEALTH CARE - 12.33%
Abbott Laboratories	54,000	4,261,140
AbbVie Inc.	10,000	761,900
Boston Scientific Corporation *	43,000	1,403,090
Edwards Lifesciences Corporation *	5,000	943,100
IQVIA Holdings Inc. *	5,300	571,658
Johnson & Johnson	61,000	7,998,930
Medtronic Public Limited Company	40,000	3,607,200
Merck & Co., Inc.	77,000	5,924,380
Pfizer Inc.	80,000	2,611,200
Stryker Corporation	10,000	1,664,900
Thermo Fisher Scientific Inc.	8,000	2,268,800
UnitedHealth Group Incorporated	24,000	5,985,120
Zoetis Inc.	12,000	1,412,280
		39,413,698
INDUSTRIALS - 6.81%
Cintas Corporation	3,000	519,660
CSX Corporation	26,900	1,541,370
Deere & Company	11,000	1,519,760
Delta Air Lines, Inc.	15,000	427,950
Emerson Electric Co.	14,000	667,100
General Dynamics Corporation	7,000	926,170

See accompanying notes to schedules of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 6.81% (Continued)
Honeywell International Inc.	11,000	$1,471,690
IHS Markit Ltd.	10,000	600,000
Ingersoll Rand Inc. *	7,059	175,063
Lockheed Martin Corporation	10,000	3,389,500
Norfolk Southern Corporation	10,000	1,460,000
Republic Services, Inc.	10,000	750,600
Roper Technologies, Inc.	2,500	779,525
Trane Technologies plc	8,000	660,720
TransDigm Group Incorporated	1,200	384,228
Union Pacific Corporation	18,000	2,538,720
United Parcel Service, Inc. - Class B	28,600	2,671,812
Waste Management, Inc.	14,000	1,295,840
		21,779,708
INFORMATION TECHNOLOGY - 21.89%
Accenture plc - Class A	18,000	2,938,680
Adobe Inc. *	11,000	3,500,640
Apple Inc.	63,000	16,020,270
Automatic Data Processing, Inc.	13,000	1,776,840
Fiserv, Inc. *	16,000	1,519,840
Intel Corporation	100,000	5,412,000
Intuit Inc.	8,000	1,840,000
Mastercard Incorporated - Class A	23,000	5,555,880
Microsoft Corporation	147,400	23,246,454
Motorola Solutions, Inc.	4,000	531,680
NVIDIA Corporation	11,000	2,899,600
Paychex, Inc.	11,000	692,120
Visa, Inc. - Class A	25,000	4,028,000
		69,962,004
MATERIALS - 1.50%
Air Products and Chemicals, Inc.	7,000	1,397,270
Dow Inc.	14,273	417,343
Ecolab Inc.	8,000	1,246,640
Newmont Corporation	18,000	815,040
Sherwin-Williams Company (The)	2,000	919,040
		4,795,333

See accompanying notes to schedules of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Concluded)

Description	No. of Shares	Value
REAL ESTATE - 1.01%
American Tower Corporation	6,800	$1,480,700
Crown Castle International Corp.	12,000	1,732,800
		3,213,500
UTILITIES - 2.84%
American Electric Power Company, Inc.	13,000	1,039,740
Dominion Energy, Inc.	15,000	1,082,850
Duke Energy Corporation	17,000	1,374,960
NextEra Energy, Inc.	9,000	2,165,580
Public Service Enterprise Group Incorporated	13,000	583,830
Sempra Energy	7,000	790,930
Southern Company (The)	22,000	1,191,080
Xcel Energy Inc.	14,000	844,200
		9,073,170

TOTAL EQUITY SECURITIES (cost - $294,663,624)		304,022,595

SHORT-TERM INVESTMENT - 3.23%
MONEY MARKET FUND - 3.23%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.30% ^ (cost - $10,314,024)	10,314,024	10,314,024

TOTAL INVESTMENTS - 98.34% (cost - $304,977,648)		314,336,619

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.66%		5,318,648

NET ASSETS - 100.00%		$319,655,267

*	Non-income producing security.
#	Percentage rounds to less than 0.01%.
^	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to schedules of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2020:

Cost of portfolio investments	$307,764,815
Gross unrealized appreciation	$33,061,475
Gross unrealized depreciation	(26,489,671)
Net unrealized appreciation	$6,571,804

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cornerstone Total Return Fund, Inc. (the “Fund”) is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

• Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model- derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Securities	$304,022,595	$-
Short-Term Investment	10,314,024	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$314,336,619	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2020.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the period ended March 31, 2020, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR on February 28, 2020 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.